Taxation - Additional Information (Detail) - GBP (£)			12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Income Tax Expense [Line Items]
Approximate percentage of provision under tax authority examination			80.00%
Provision for tax uncertainties included in current tax liabilities			£ 240,000,000		£ 281,000,000
Additional amount required for tax settlement			£ 471,000,000
Corporation tax		19.00%	17.00%		17.00%	19.00%
Deferred tax credit specific item recognised					£ 63,000,000
Unused tax losses for which no deferred tax asset recognised			£ 4,100,000,000		4,500,000,000
Retained profit (loss)			1,366,000,000	[1]	(650,000,000)	£ (430,000,000)
UK [Member]
Disclosure Of Income Tax Expense [Line Items]
Current tax expense			578,000,000		555,000,000	617,000,000
Unused tax losses for which no deferred tax asset recognised			16,900,000,000		17,000,000,000
Additional tax that would be incurred if earnings were to be repatriated			23,000,000		26,200,000
Non-United Kingdom [Member]
Disclosure Of Income Tax Expense [Line Items]
Current tax expense			66,000,000		109,000,000	£ 80,000,000
Deferred tax liability			0
Retained profit (loss)			2,400,000,000		£ 3,500,000,000
European Union [Member]
Disclosure Of Income Tax Expense [Line Items]
Retained profit (loss)			940,000,000
Additional income tax			23,900,000
Events After Reporting Period [Member]
Disclosure Of Income Tax Expense [Line Items]
Corporation tax	17.00%
EE [Member]
Disclosure Of Income Tax Expense [Line Items]
Deferred tax asset on historical tax losses			92,000,000
Additional amount required for tax settlement			382,000,000
Current tax expense			£ 382,000,000

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.